[LOGO] STANDISH FUNDS(R)

                             Standish International
Financial Report             Small Cap Fund
--------------------------------------------------------------------------------
Period Ended
March 31, 2000
(Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $13,620,656)                                                     $15,305,909
  Cash                                                                   573,526
  Foreign currency, at value (cost $555,682)                             556,359
  Receivable for investments sold                                        314,873
  Receivable from investment adviser (Note 2)                                417
  Interest and dividends receivable                                       47,973
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                            1,639
  Tax reclaim receivable                                                  10,801
  Prepaid expenses                                                        11,883
                                                                     -----------
    Total assets                                                      16,823,380

LIABILITIES
  Payable for investments purchased                      $1,127,973
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                                 170
  Accrued accounting, custody and transfer agent fees        20,003
  Accrued trustees' fees and expenses (Note 2)                  556
  Accrued expenses and other liabilities                     36,027
                                                         ----------
    Total liabilities                                                  1,184,729
                                                                     -----------
NET ASSETS                                                           $15,638,651
                                                                     ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $13,647,445
  Accumulated net realized gain                                          271,348
  Undistributed net investment income                                     30,585
  Net unrealized appreciation                                          1,689,273
                                                                     -----------
TOTAL NET ASSETS                                                     $15,638,651
                                                                     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                              1,460,979
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                    $     10.70
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                            STATEMENT OF OPERATIONS
 FOR THE PERIOD FEBRUARY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31,
                                2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of
    $7,307)                                                       $ 50,855
  Interest income                                                    5,789
                                                                  --------
    Total investment income                                         56,644

EXPENSES
  Investment advisory fee (Note 2)                       $20,847
  Accounting, custody and transfer agent fees             20,040
  Legal and audit services                                 5,308
  Registration fees                                        2,951
  Trustees' fees and expenses (Note 2)                       556
  Miscellaneous                                              988
                                                         -------
    Total expenses                                        50,690

Deduct:
  Waiver of investment advisory fee (Note 2)             (20,847)
  Reimbursement of Fund operating expenses (Note 2)       (3,784)
                                                         -------
    Total expense deductions                             (24,631)
                                                         -------
      Net expenses                                                  26,059
                                                                  --------
        Net investment income                                       30,585
                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                     264,347
    Foreign currency transactions and forward foreign
     currency exchange contracts                           7,001
                                                         -------
      Net realized gain                                            271,348
  Change in unrealized appreciation (depreciation)
    Investment securities                                578,433
    Foreign currency and forward foreign currency
     exchange contracts                                    6,232
                                                         -------
      Net change in unrealized appreciation
       (depreciation)                                              584,665
                                                                  --------
    Net realized and unrealized gain                               856,013
                                                                  --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $886,598
                                                                  ========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                              FEBRUARY 1, 2000
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               MARCH 31, 2000
                                                                (UNAUDITED)
                                                              ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $    30,585
  Net realized gain                                                 271,348
  Net change in unrealized appreciation (depreciation)              584,665
                                                                -----------
  Net increase in net assets from investment operations             886,598
                                                                -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Proceeds from shares issued in reorganization of SIMCO
    International Small Cap Fund, L.P.                           10,796,305
  Net proceeds from sale of shares                                3,990,664
  Cost of shares redeemed                                           (34,916)
                                                                -----------
  Net increase in net assets from Fund share transactions        14,752,053
                                                                -----------
TOTAL INCREASE IN NET ASSETS                                     15,638,651

NET ASSETS
  At beginning of period                                                 --
                                                                -----------
  At end of period (including undistributed net investment
    income of $30,585.)                                         $15,638,651
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                PERIOD FROM
                                                              FEBRUARY 1, 2000
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               MARCH 31, 2000
                                                               (UNAUDITED)(1)
                                                              ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.00
                                                                  -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                             0.02
  Net realized and unrealized gain on investments                    0.68
                                                                  -------
Total from investment operations                                     0.70
                                                                  -------
NET ASSET VALUE, END OF PERIOD                                    $ 10.70
                                                                  =======
TOTAL RETURN+++                                                      7.00%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                            1.25%+
  Net Investment Income (to average daily net assets)*               1.46%+
  Portfolio Turnover                                                   26%
  Net Assets, End of Period (000's omitted)                       $15,639

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                               $ 0.00
Ratios (to average daily net assets):
  Expenses                                                      2.42%+
  Net investment income                                         0.29%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
----------------------------------------------------------------------------------------------------
EQUITIES -- 97.9%

AUSTRALIA -- 2.4%
David Jones Ltd.                                                                 54,800  $    42,314
North Ltd.                                                                       46,000       80,268
Seven Network                                                                    15,600       69,239
Suncorp-Metway Ltd.                                                              12,300       56,836
Toll Holdings Ltd.                                                               13,600       72,187
United Energy Ltd.                                                               27,900       55,979
                                                                                         -----------
                                                                                             376,823
                                                                                         -----------
BELGIUM -- 0.7%
Creyf's NV *                                                                      2,900       63,217
Icos Vision Systems NV                                                            1,500       50,250
                                                                                         -----------
                                                                                             113,467
                                                                                         -----------
CANADA -- 4.8%
AEterna Laboratories, Inc.                                                        2,850       30,367
AGF Management Ltd., Class B                                                      3,600       88,883
Atco Ltd. Class I                                                                 3,200       63,448
Baytex Energy Ltd.                                                               13,500      108,931
Cryptologic, Inc.                                                                 2,300       63,825
Dofasco, Inc.                                                                     3,800       66,566
GTC Transcontl Group, Class A                                                     6,600       78,290
Gildan Activewear, Inc.                                                           2,100       68,069
Premdor, Inc.                                                                     9,000       67,345
Slocan Forest Products Ltd.                                                       7,400       64,559
Toromontindustries Ltd.                                                           4,700       47,648
                                                                                         -----------
                                                                                             747,931
                                                                                         -----------
DENMARK -- 0.9%
Danske Traelast                                                                     860       77,306
Jyske Bank A/S                                                                    3,500       60,677
                                                                                         -----------
                                                                                             137,983
                                                                                         -----------
FINLAND -- 1.4%
Amer-Yhthymae Oy-Class A                                                          2,700       72,281
Elcoteq Network Corp.                                                             2,100       59,230
Kone Corp. Class B *                                                              1,400       80,982
                                                                                         -----------
                                                                                             212,493
                                                                                         -----------
FRANCE -- 8.6%
A Novo                                                                              350       90,351
Avenir Telecom*                                                                     250       87,005
Beneteau                                                                          1,850      194,389
CNP Assurances                                                                    3,050       95,357
Colas SA                                                                            400       74,576
Credit Lyonnais SA*                                                               1,400       52,404
Eramet Sln                                                                          850       43,235
GrandVision SA                                                                    2,600       74,576

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
----------------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Groupe Partouche                                                                    500  $    37,288
Legris Industries SA                                                              1,220       52,490
Manitou Bf SA                                                                       680       68,266
NRJ SA                                                                              115       85,212
Natexis Banques Populaires Foreign                                                  900       67,979
Publicis SA                                                                         110       58,896
Remy Cointreau*                                                                   3,550       71,209
Rhodia SA                                                                         2,500       44,698
Soc Generale D'Enterprises                                                        1,000       38,158
Transiciel SA                                                                       580      106,249
                                                                                         -----------
                                                                                           1,342,338
                                                                                         -----------
GERMANY -- 7.4%
Apcoa Parking AG                                                                    880       64,028
Bankgesellschaft Berlin AG*                                                       5,000       81,508
Beiersdorf                                                                        1,200       82,607
DBV - Winterhur Holding                                                           2,470       90,448
Deutsche Pfandbrief & Hypobk                                                        720       68,839
Heyde AG Beratung Software*                                                         570       90,466
Hugo Boss AG                                                                        590       78,974
Intershop Communications AG*                                                        140       70,943
Intertainment AG Aktien                                                             700       68,868
Kali Und Salz Beteiligun                                                          4,800       63,562
Kloeckner Werke AG Ordinary Shares                                                  540       57,309
M.A.N. AG Dm50*                                                                   1,800       65,741
Porsche NV                                                                           30       87,770
Rhoen-Klinikum AG -Vorzugsakt Preferred Stock                                     1,560       67,118
Singulus Technologies                                                             1,300      127,960
                                                                                         -----------
                                                                                           1,166,141
                                                                                         -----------
GREECE -- 0.4%
Elval SA                                                                          7,500       59,337
                                                                                         -----------
HONG KONG -- 1.5%
Bank of East Asia Hong Kong                                                      24,000       53,321
Dah Sing Financial Holdings Ordinary Shares                                      22,800       80,521
Kingboard Chemicals Holdings                                                     78,000       27,046
Shui on Construction                                                             63,000       76,456
                                                                                         -----------
                                                                                             237,344
                                                                                         -----------
IRELAND -- 1.1%
Golden Vale PLC                                                                  35,000       39,487
Heiton Holdings PLC                                                              17,700       54,154
Jurys Doyle Hotel Group PLC                                                      11,000       73,094
                                                                                         -----------
                                                                                             166,735
                                                                                         -----------
ITALY -- 4.5%
Banca Popolare di Milano                                                         10,000       68,935
Banco Di Napoli                                                                  64,800       70,133

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
----------------------------------------------------------------------------------------------------
ITALY (CONTINUED)
Compagnia Assicuratice Unipol                                                    42,500  $    80,253
Gruppo Editoriale L'Espresso                                                      3,300       66,763
Industria Macchine Automatic                                                      9,700       69,454
Industrie Zignagos Margherita Ordinary Shares                                     7,800       82,220
Italgas Spa                                                                      14,500       65,851
Magneti Marelli Spa                                                              21,500       79,573
Milano Assicurazioni Spa                                                         27,800       76,151
Unicem Spa Azione Nom*                                                            5,000       38,282
                                                                                         -----------
                                                                                             697,615
                                                                                         -----------
JAPAN -- 20.0%
Amano Corp.                                                                      13,000      107,500
Aoi Advertising Promotion                                                         7,200      133,242
Arrk Corp.                                                                        2,000       75,972
Asahi Denka Kogyo Kk                                                             22,000      173,780
Credit Saison                                                                     7,000      115,905
Daimaru, Inc.                                                                    25,000       84,494
Dainippon Ink & Chemical, Inc.                                                   10,000       79,088
Daisyo Corp.                                                                      8,500       89,082
Fast Retailing                                                                      600      263,855
Fujitsu Devices, Inc.                                                             3,000       93,503
Hogy Medical Co.                                                                  1,400      100,769
Koito Manufacturing Co. Ltd.                                                     14,000       72,816
Konami Company Ltd.                                                                 750       51,135
Meiji Milk Products                                                              18,000      109,925
Meiwa Estate Co. Ltd.                                                             3,600       84,328
Ministop Co., Ltd.                                                                3,800       88,643
Net One Systems Co. Ltd.                                                             30      108,113
Nichirei Corp.                                                                   33,000       91,604
Nifco                                                                             8,000       84,231
Nitto Kohki Co. Ltd.                                                              3,000       78,017
Park24 Co. Ltd.                                                                     800      103,243
Rengo Co. Ltd.                                                                   22,000      125,996
Rinnai Corp.                                                                      4,000       73,634
San-in Godo Bank Ltd.                                                             9,000       44,268
Shin-Etsu Polymer Co. Ltd.                                                       15,000       93,942
Takasago Electric Industries                                                      1,200       73,634
The Higo Bank Ltd.                                                               18,000       80,471
Tokai Rika Co. Ltd.                                                               9,000       86,608
Tokyo Denpa Co. Ltd.                                                              2,200      197,136
Torii Pharmaceutical Co. Ltd.                                                     2,700       65,745
Toyo Communication Equipment Co. Ltd.                                             4,000       93,698
                                                                                         -----------
                                                                                           3,124,377
                                                                                         -----------
NETHERLANDS -- 5.4%
DSM NV                                                                            2,100       75,835
Geveke NV                                                                         1,890       70,474
Grontmij                                                                          2,000       56,984
Heijmans Cva                                                                      3,400       53,637
ICT Automatisering NV                                                             2,800      114,311

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
----------------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Koninklijke Boskalis Westminster NV                                               3,700  $    75,704
Koninklijke Wessanen NV                                                           8,700       83,181
Randstad Holdings                                                                 1,900       70,665
Unique International NV                                                           3,900       77,186
Unit 4*                                                                           2,900      169,689
                                                                                         -----------
                                                                                             847,666
                                                                                         -----------
NEW ZEALAND -- 0.4%
Fletcher Challenge Ltd.                                                          36,300       39,322
Sanford Ltd.                                                                     13,100       31,896
                                                                                         -----------
                                                                                              71,218
                                                                                         -----------
NORWAY -- 0.9%
Norske Skogindustrier- A                                                          1,300       48,385
Sparebanken Nor Cap Ctf                                                           4,850       91,117
                                                                                         -----------
                                                                                             139,502
                                                                                         -----------
PORTUGAL -- 0.3%
Portucel Industrial Empresa                                                       7,700       51,534
                                                                                         -----------
SINGAPORE -- 0.6%
Datapulse Tech Ltd.                                                              90,000       37,853
Natsteel Broadway                                                                28,500       53,607
                                                                                         -----------
                                                                                              91,460
                                                                                         -----------
SPAIN -- 2.7%
Acerinox SA                                                                       1,700       67,128
Aguas De Barcelona                                                                4,800       75,494
Aumar Ordinary Shares                                                             2,700       41,897
Banco Pastor                                                                      1,980       78,752
Grupo Empresarial Ence SA                                                         2,700       54,082
NH Hoteles SA*                                                                    8,900      104,494
                                                                                         -----------
                                                                                             421,847
                                                                                         -----------
SWEDEN -- 0.9%
Elanders AB-B Shares                                                              2,200       73,692
Rottneros AB                                                                     62,500       69,303
                                                                                         -----------
                                                                                             142,995
                                                                                         -----------
SWITZERLAND -- 7.1%
Bank Sarasin & Cie-Reg B                                                             42      116,022
Bt Industries AB                                                                  2,600       61,865
Ems-Chemie Holding AG*                                                               21       91,809
Galenica Holding AG Regular Shares "B"                                              120       86,476
Grands Magasins Jelmoli SA                                                           83      119,575
Hilti AG-PC                                                                         140      108,455
Mikron Holding                                                                      202      161,945
Publigroupe SA                                                                       97      106,716

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
----------------------------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Straumann Holding AG Reg                                                            120  $   100,889
Vontobel Holding AG                                                                  65      149,892
                                                                                         -----------
                                                                                           1,103,644
                                                                                         -----------
UNITED KINGDOM -- 25.9%
Abacus Polar PLC                                                                 37,000      224,916
Aggreko PLC                                                                      20,700      104,227
Alliance Unichem PLC                                                             23,700      139,725
Amvesco PLC                                                                       5,200       70,635
Arm Holdings PLC                                                                  2,090      126,215
BPB Industries PLC                                                               16,000       79,861
Babcock International Group PLC                                                  51,000       65,823
Blacks Leisure Group PLC                                                         23,400      114,467
British Vita PLC Ordinary Shares                                                 21,950       82,891
Bryant Holdings PLC Ordinary Shares                                              56,500      112,478
Cairn Energy*                                                                    67,700      139,156
Chloride Group PLC                                                               52,600      103,928
Close Brothers Group PLC                                                          7,500      125,480
Countryside Properties PLC                                                       43,200       83,290
Crest Nicholson                                                                  31,600       68,478
DFS Furniture                                                                    16,900       92,903
Davis Service Group PLC                                                          16,600       83,583
Ellis & Everard PLC                                                              36,600       97,392
Enterprise Inns PLC                                                              10,900       56,446
Enterprise Oil PLC Ordinary Shares                                               13,300       95,206
Eurocamp PLC                                                                     15,900       77,779
FKI Babcock                                                                      41,700      153,155
Fairview Holdings                                                                43,000       82,219
Gallaher Group PLC                                                               17,100       89,166
Glynwed International PLC Ordinary Shares                                        20,000       72,022
Halma PLC Ordinary Shares                                                        50,000       74,890
ITNET PLC                                                                         7,400       91,971
Iceland Group PLC                                                                15,600       70,718
JSB Software Technologies *                                                       1,900       62,063
Johnston Press PLC                                                               21,700      115,947
Laird Group Public Ltd. Co. Ordinary Shares                                      21,100       64,216
New Look Group PLC                                                               10,400       22,040
Northern Rock PLC                                                                18,500       93,592
PSD Group PLC                                                                     4,000       61,123
RM PLC                                                                            6,900       76,082
Scottish Newcastle Breweries PLC Ordinary Shares                                 17,000      118,577
Signet Group PLC*                                                               106,300       90,617
Singer & Friedlander PLC                                                         30,000      104,208
Smith and Nephew Associated PLC                                                  38,300      110,307
St. Ives PLC                                                                     10,700       85,545
TT Group PLC                                                                     55,800       82,688
Travis Perkins                                                                    4,600       38,261

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
----------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Ulster Television PLC                                                            24,300  $    90,217
Vardy (Reg) PLC                                                                  14,800       58,956
                                                                                         -----------
                                                                                           4,053,459
                                                                                         -----------
TOTAL EQUITIES (COST $13,620,656)                                                         15,305,909
                                                                                         -----------

TOTAL INVESTMENTS -- 97.9% (COST $13,620,656)                                            $15,305,909
OTHER ASSETS, LESS LIABILITIES -- 2.1%                                                       332,742
                                                                                         -----------
NET ASSETS -- 100.0%                                                                     $15,638,651
                                                                                         ===========

NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust. The Fund commenced operations on February 1, 2000.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish International Management Company, L.L.C. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Fund's average daily net assets for the period ended March 31, 2000. Pursuant to this agreement, for the period ended March 31, 2000, SIMCO voluntarily did not impose $20,847 of its investment advisory fee and reimbursed the Fund for $3,784 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of Standish Ayer & Wood ("SA&W"), Inc. the parent company of SIMCO.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2000 were as follows:

                                                                PURCHASES     SALES
                                                               -----------  ----------
      U.S. Government Securities                               $        --  $       --
                                                               ===========  ==========
      Investments (non-U.S.Government Securities)              $16,749,521  $3,305,643
                                                               ===========  ==========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    FOR THE PERIOD FEBRUARY 1, 2000
                                                                           (COMMENCEMENT OF
                                                                              OPERATIONS)
                                                                           TO MARCH 31, 2000
                                                                    -------------------------------
      Shares issued in reorganization of SIMCO International Small
        Cap Fund, L.P.                                                          1,079,631
      Shares sold                                                                 384,635
      Shares redeemed                                                              (3,287)
                                                                                ---------
      Net increase                                                              1,460,979
                                                                                =========

      The Fund was formed with an initial tax-free contribution of securities-in-kind from SIMCO International Small Cap Fund L.P., which had a historical cost of $9,613,089 and unrealized appreciation of $1,104,608 on the date of contribution.

      At March 31, 2000, one shareholder held of record approximately 23% of the total outstanding shares of the Fund.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $  13,620,656
                                                                       =============
         Gross unrealized appreciation                                     2,434,161
         Gross unrealized depreciation                                      (748,908)
                                                                       -------------
         Net unrealized appreciation                                   $   1,685,253
                                                                       =============

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      During the period ended March 31, 2000 the Fund did not write any option transactions, nor were there any open written option transactions at March 31, 2000.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At March 31, 2000, the Fund held the following forward foreign currency contracts.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                            LOCAL PRINCIPAL         CONTRACT            MARKET        AGGREGATE    UNREALIZED
      CONTRACTS TO RECEIVE                      AMOUNT             VALUE DATE            VALUE       FACE AMOUNT   GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Euro Dollar                                      841          4/3/2000         $         804  $       809    $        (5)
      Japanese Yen                               6,322,441          4/3/2000                61,592       59,960          1,632
      Swiss Franc                                   65,052          4/3/2000                39,077       39,242           (165)
                                                                                     -------------  -------------  -----------
      TOTAL                                                                          $     101,473  $   100,011    $     1,462
                                                                                     =============  =============  ===========

                                            LOCAL PRINCIPAL         CONTRACT            MARKET        AGGREGATE    UNREALIZED
      CONTRACTS TO DELIVER                      AMOUNT             VALUE DATE            VALUE       FACE AMOUNT      GAIN
      ------------------------------------------------------------------------------------------------------------------------
      Euro Dollar                                      841          4/3/2000         $         804  $       809    $         5
      New Zealand Dollar                               524          4/3/2000                   260          262              2
                                                                                     -------------  -------------  -----------
      TOTAL                                                                          $       1,064  $     1,071    $         7
                                                                                     =============  =============  ===========

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH INTERNATIONAL SMALL CAP FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 2000, the Fund had no open financial futures contracts.

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                                   800.729.0066


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